Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
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Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP		Number of share options	WAEP
	2022	2022		2023	2023
Outstanding at January 1 and December 31	270,000	US$	21.11	270,000	US$	21.11

Exercisable at December 31	270,000	US$	21.11	270,000	US$	21.11

Fair Value of Share Options and Assumptions

Date of grant of options	On July 29, 2014
Fair value at measurement date (US$)	5.70 – 6.74

Share price (US$)	21.11
Exercise price (US$)	21.11
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0